Quarterly Financial Data	12 Months Ended
Dec. 31, 2010
Quarterly Financial Data [Abstract]
QUARTERLY FINANCIAL DATA

29.	QUARTERLY FINANCIAL DATA (UNAUDITED)

Quarterly financial data for 2010 and 2009 were as follows:

	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	(millions, except per share data)

2010
Total revenues	$972	$799	$733	$835
Total expenses	(671)	(630)	(627)	(658)
Net income	211	91	65	103
Net income attributable to Willis Group Holdings	204	89	64	98
Earnings per share — continuing operations
— Basic	$1.21	$0.52	$0.38	$0.57
— Diluted	$1.20	$0.52	$0.37	$0.57
Earnings per share — discontinued operations
— Basic	$—	$—	$—	$—
— Diluted	$—	$—	$—	$—
2009
Total revenues	$930	$784	$725	$824
Total expenses	(656)	(619)	(643)	(651)
Net income	201	91	81	86
Net income attributable to Willis Group Holdings	193	87	79	79
Earnings per share — continuing operations
— Basic	$1.15	$0.52	$0.46	$0.47
— Diluted	$1.15	$0.52	$0.46	$0.47
Earnings per share — discontinued operations
— Basic	$0.01	$—	$0.01	$—
— Diluted	$0.01	$—	$0.01	$—